EMPLOYEE BENEFIT PLANS - Future Expected Benefit Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Pension Plan | United States
Defined Benefit Plan Disclosure [Line Items]
2022	$ 21,771
2023	20,985
2024	20,150
2025	19,317
2026	18,540
Thereafter	80,313
Total	181,076
Pension Plan | International Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2022	19,512
2023	14,000
2024	13,572
2025	13,082
2026	14,127
Thereafter	80,315
Total	154,608
OPRB Plans
Defined Benefit Plan Disclosure [Line Items]
2022	2,212
2023	2,113
2024	1,935
2025	1,831
2026	1,679
Thereafter	5,749
Total	$ 15,519